Restatement of Quarterly Financial Information (Unaudited) (Details 1) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues	$ 7,361,889			$ 5,236,990								$ 13,836,811	$ 11,840,189		$ 17,406,185	$ 17,625,370
Gross Profit	4,032,251			1,594,919								6,234,675	3,783,803		7,101,109	5,452,996
Operating loss	810,848			(1,107,431)								(1,717,452)	(7,079,433)		(7,158,268)	(8,973,472)
Total other income	$ (22,207)			355,682								$ (700,499)	$ (2,673,759)		(3,932,999)	15,114,999
Consolidated net (loss) income		$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)									$ (10,802,111)	$ 5,668,314
Net loss per common share - basic and diluted:	$ 0.04			$ (0.02)								$ (0.13)	$ (0.5)		$ (0.57)	$ 0.29
As Restated Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues				$ 5,236,990	3,361,433	3,241,766	$ 6,747,256	$ 4,111,721	$ 2,697,749	$ 6,603,199	$ 6,809,469		$ 11,840,189	$ 13,556,725
Gross Profit				1,594,919	1,060,600	1,128,284				2,188,884			3,783,803
Operating loss				(1,107,431)	(3,573,510)	(2,398,492)				(5,972,002)			(7,079,433)
Interest income				80,656	122,195		18,278	17,873	24,458	176,827	42,331		257,483	60,609
Other income						54,632
Total other income				355,682	(2,573,058)	(456,383)				(3,029,441)			(2,673,759)
Total costs and expenses							7,556,480	4,858,003	4,415,487		9,273,488			16,850,072
Income (loss) before provision for income taxes				(751,749)	(6,146,568)	(2,854,875)	(809,224)	(746,282)	(1,717,738)	(9,001,443)	(2,464,019)		(9,753,192)	(3,293,347)
Consolidated net (loss) income				$ (457,546)	$ (6,146,914)	$ (2,854,875)	$ (809,224)	$ (746,597)	$ (1,737,526)	$ (9,001,789)	$ (2,484,123)		$ (9,459,335)	$ (3,293,347)
Net loss per common share - basic and diluted:				$ (0.02)	$ (0.33)	$ (0.15)	$ (0.04)	$ (0.04)	$ (0.09)	$ (0.48)	$ (0.13)		$ (0.5)	$ (0.17)
As Previously Reported Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues				$ 5,236,990	$ 3,361,433	$ 3,556,766	$ 6,747,256	$ 4,111,721	$ 3,012,749	$ 6,918,199	$ 7,124,469		$ 12,155,189	$ 13,871,725
Gross Profit				1,594,919	1,060,600	1,443,284				2,503,884			4,098,803
Operating loss				(1,107,431)	(3,573,510)	(2,083,492)				(5,657,002)			(6,764,433)
Interest income				67,966	109,787		0	0	0	145,303	0		213,269	0
Other income						35,516
Total other income				342,992	(2,585,466)	(475,499)				(3,060,965)			(2,717,973)
Total costs and expenses							7,574,758	4,875,876	4,439,945		9,315,819			16,910,681
Income (loss) before provision for income taxes				(764,439)	(6,158,976)	(2,558,991)	(827,502)	(764,155)	(1,427,196)	(8,717,967)	(2,191,350)		(9,482,406)	(3,038,956)
Consolidated net (loss) income				$ (470,236)	$ (6,159,322)	$ (2,558,991)	$ (827,502)	$ (764,470)	$ (1,446,984)	$ (8,718,313)	$ (2,211,454)		$ (9,188,549)	$ (3,038,956)
Net loss per common share - basic and diluted:				$ (0.02)	$ (0.33)	$ (0.14)	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.46)	$ (0.12)		$ (0.48)	$ (0.16)
Adjustment Quarterly [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total revenues				$ 0	$ 0	$ (315,000)	$ 0	$ 0	$ (315,000)	$ (315,000)	$ (315,000)		$ (315,000)	$ (315,000)
Gross Profit				0	0	(315,000)				(315,000)			(315,000)
Operating loss				0	0	(315,000)				(315,000)			(315,000)
Interest income				12,690	12,408		18,278	17,873	24,458	31,524	42,331		44,214	60,609
Other income						19,116
Total other income				12,690	12,408	19,116				31,524			44,214
Total costs and expenses							(18,278)	(17,873)	(24,458)		(42,331)			(60,609)
Income (loss) before provision for income taxes				12,690	12,408	(295,884)	18,278	17,873	(290,542)	(283,476)	(272,669)		(270,786)	(254,391)
Consolidated net (loss) income				$ 12,690	$ 12,408	$ (295,884)	$ 18,278	$ 17,873	$ (290,542)	$ (283,476)	$ (272,669)		$ (270,786)	$ (254,391)
Net loss per common share - basic and diluted:				$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.02)	$ (0.01)		$ (0.02)	$ (0.01)